DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Details)					1 Months Ended	3 Months Ended	7 Months Ended
	Feb. 18, 2021 USD ($) $ / shares shares	Sep. 09, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares	Jun. 10, 2020 USD ($) shares	Jun. 30, 2020 shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares							11,500,000
Aggregate amount for issuance of units							$ 107,049,224
Proceeds from issuance of warrants							4,050,000
Transaction costs		$ 6,797,377				$ 6,797,377	6,797,377
Cash underwriting fees		2,300,000
Other offering costs		472,377
Deferred underwriting fee payable		$ 4,025,000				4,025,000	4,025,000
Investment of cash into Trust Account							$ 115,000,000
Sale of units | shares							405,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%
Minimum net tangible assets upon consummation of the Business Combination		$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent		20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%
Threshold business days for redemption of public shares		10 days
Maximum net interest to pay dissolution expenses		$ 100,000
Cash operating bank account						591,130	$ 1,034,163
Issuance of ordinary shares to sponsor							25,000
Aggregate gross proceeds							25,000
Q S I Operations Inc
Subsidiary, Sale of Stock [Line Items]
Cash operating bank account						$ 26,654,000	$ 36,910,000	$ 32,930,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Conversion ratio						1	1
Common stock, voting Rights						one	one
Class A common stock | PIPE Investor Subscription Agreements | PIPE Investors
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares	$ 10.00
Number of shares issued | shares	42,500,000
Aggregate gross proceeds	$ 425,000,000
Class A common stock | PIPE Investor Subscription Agreements | Foresite Funds
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares	$ 0.001
Number of shares issued | shares	696,250
Aggregate gross proceeds	$ 696.25
Class B common stock
Subsidiary, Sale of Stock [Line Items]
Common stock, voting Rights						one	one
Sponsor | Founder Shares | Class B common stock
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares to sponsor				$ 25,000
Number of shares issued | shares			90,000	2,875,000	90,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		11,500,000
Share price | $ / shares		$ 10.00
Gross proceeds from sale of units		$ 115,000,000
Deferred underwriting fee payable		4,025,000
Investment of cash into Trust Account		$ 115,000,000
Sale of units | shares		115,000,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		1,500,000
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares		$ 10.00
Number of warrants issued | shares		405,000
Price of warrants | $ / shares		$ 10.00
Proceeds from issuance of warrants		$ 4,050,000
Sale of units | shares		405,000